Average Annual Total Returns - Hartford Small Cap Value Fund	Class A Return Before Taxes 1 Year	Class A Return Before Taxes 5 Years	Class A Return Before Taxes 10 Years	Class A After Taxes on Distributions 1 Year	Class A After Taxes on Distributions 5 Years	Class A After Taxes on Distributions 10 Years	Class A After Taxes on Distributions and Sale of Fund Shares 1 Year	Class A After Taxes on Distributions and Sale of Fund Shares 5 Years	Class A After Taxes on Distributions and Sale of Fund Shares 10 Years	Class C Return Before Taxes 1 Year	Class C Return Before Taxes 5 Years	Class C Return Before Taxes 10 Years	Class I Return Before Taxes 1 Year		Class I Return Before Taxes 5 Years		Class I Return Before Taxes 10 Years		Class R3 Return Before Taxes 1 Year		Class R3 Return Before Taxes 5 Years		Class R3 Return Before Taxes 10 Years		Class R4 Return Before Taxes 1 Year		Class R4 Return Before Taxes 5 Years		Class R4 Return Before Taxes 10 Years		Class R5 Return Before Taxes 1 Year		Class R5 Return Before Taxes 5 Years		Class R5 Return Before Taxes 10 Years		Class R6 Return Before Taxes 1 Year		Class R6 Return Before Taxes 5 Years		Class R6 Return Before Taxes 10 Years		Class Y Return Before Taxes 1 Year	Class Y Return Before Taxes 5 Years	Class Y Return Before Taxes 10 Years	Class F Return Before Taxes 1 Year		Class F Return Before Taxes 5 Years		Class F Return Before Taxes 10 Years		Russell 2000 Value Index (reflects no deduction for fees, expenses or taxes) 1 Year	Russell 2000 Value Index (reflects no deduction for fees, expenses or taxes) 5 Years	Russell 2000 Value Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	(1.74%)	6.47%	7.60%	(1.95%)	4.39%	5.66%	(0.89%)	4.77%	5.73%	2.24%	6.89%	7.41%	4.40%	[1]	8.04%	[1]	8.42%	[1]	3.91%	[1]	7.49%	[1]	8.07%	[1]	4.24%	[1]	7.78%	[1]	8.35%	[1]	4.47%	[1]	8.10%	[1]	8.64%	[1]	4.57%	[1]	8.18%	[1]	8.70%	[1]	4.43%	8.14%	8.68%	4.51%	[1]	8.14%	[1]	8.47%	[1]	4.63%	9.65%	8.66%

[1]	Class I shares commenced operations on March 31, 2015 and performance prior to that date is that of the Fund’s Class A shares (excluding sales charges). Class R3, Class R4 and Class R5 shares commenced operations on September 30, 2011 and performance prior to that date is that of the Fund’s Class Y shares. Class R6 shares commenced operations on February 28, 2018 and performance prior to that date is that of the Fund’s Class Y shares. Class F shares commenced operations on February 28, 2017. Performance for Class F shares prior to February 28, 2017 reflects the performance of Class I shares from March 31, 2015 through February 27, 2017 and Class A shares (excluding sales charges) prior to March 31, 2015. Performance prior to an inception date of a class has not been adjusted to reflect the operating expenses of such class. If the performance were adjusted, it may have been higher or lower.